Property, plant and equipment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
As of January	$ 904,104,722	$ 872,667,210
Additions	118,850,131	128,712,863
Additions for business combination		79,126
Transfers	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	9,882,715
Capitalized interests	1,042,045	853,832
Depreciation, property, plant and equipment	(83,262,613)	(79,365,606)
Others increase (decreased)	(329,935)	(218,343)
As of December	917,913,428	904,104,722
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	1,592,320,380	1,510,011,569
Increase (decrease) through net exchange differences, property, plant and equipment	(29,900,849)	(29,588,718)
Impairment loss recognised in profit or loss, property, plant and equipment	(6,097,568)	(4,362,443)
Disposals, property, plant and equipment	(47,002,115)	(9,630,150)
As of December	1,627,357,020	1,592,320,380
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(688,215,658)	(637,344,359)
Increase (decrease) through net exchange differences, property, plant and equipment		13,366,547
Impairment loss recognised in profit or loss, property, plant and equipment	5,529,980	3,640,555
Disposals, property, plant and equipment	45,096,915	7,949,849
As of December	(709,443,592)	(688,215,658)
Land, buildings and contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	422,430,564	420,513,839
Additions	0	0
Additions for business combination		0
Transfers	29,368,004	22,834,409
Increase (decrease) through net exchange differences, property, plant and equipment	609,002
Capitalized interests	0	0
Depreciation, property, plant and equipment	(16,782,519)	(16,446,343)
Others increase (decreased)	(101,686)	(40,372)
As of December	430,751,841	422,430,564
Land, buildings and contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	584,830,357	569,642,008
Increase (decrease) through net exchange differences, property, plant and equipment	(4,642,067)	(5,161,938)
Impairment loss recognised in profit or loss, property, plant and equipment	(144,577)	(421,820)
Disposals, property, plant and equipment	(434,512)	(1,973,792)
As of December	608,854,028	584,830,357
Land, buildings and contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(162,399,793)	(149,128,169)
Increase (decrease) through net exchange differences, property, plant and equipment		1,743,342
Impairment loss recognised in profit or loss, property, plant and equipment	122,890	16,882
Disposals, property, plant and equipment	326,742	1,366,357
As of December	(178,102,187)	(162,399,793)
Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
As of January	80,476,665	82,444,197
Additions	0	0
Additions for business combination		0
Transfers	20,642,995	26,734,419
Increase (decrease) through net exchange differences, property, plant and equipment	3,801,023
Capitalized interests	0	0
Depreciation, property, plant and equipment	(20,351,615)	(20,154,538)
Others increase (decreased)	18,981	(1,217,118)
As of December	72,792,316	80,476,665
Bottles and containers | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	196,174,306	185,024,437
Increase (decrease) through net exchange differences, property, plant and equipment	(10,182,025)	(10,440,956)
Impairment loss recognised in profit or loss, property, plant and equipment	(2,192,467)	(963,296)
Disposals, property, plant and equipment	(45,081,934)	(919,611)
As of December	159,541,057	196,174,306
Bottles and containers | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(115,697,641)	(102,580,240)
Increase (decrease) through net exchange differences, property, plant and equipment		3,082,501
Impairment loss recognised in profit or loss, property, plant and equipment	1,942,571	1,211,494
Disposals, property, plant and equipment	43,718,122	699,573
As of December	(86,748,741)	(115,697,641)
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	42,729,268	40,570,889
Additions	0	0
Additions for business combination		0
Transfers	18,784,331	11,477,889
Increase (decrease) through net exchange differences, property, plant and equipment	2,188,068
Capitalized interests	0	0
Depreciation, property, plant and equipment	(12,375,545)	(9,709,915)
Others increase (decreased)	7,257	(313,368)
As of December	47,659,232	42,729,268
Other Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	129,190,151	117,920,217
Increase (decrease) through net exchange differences, property, plant and equipment	(3,613,420)	(3,309,017)
Impairment loss recognised in profit or loss, property, plant and equipment	(2,301,087)	(602,003)
Disposals, property, plant and equipment	(27,295)	(105,417)
As of December	142,280,575	129,190,151
Other Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(86,460,883)	(77,349,328)
Increase (decrease) through net exchange differences, property, plant and equipment		4,139,993
Impairment loss recognised in profit or loss, property, plant and equipment	2,241,388	557,191
Disposals, property, plant and equipment	26,267	23,026
As of December	(94,621,343)	(86,460,883)
Assets under contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	114,775,040	102,094,511
Additions	118,850,131	128,712,863
Additions for business combination		0
Transfers	(124,150,216)	(115,555,005)
Increase (decrease) through net exchange differences, property, plant and equipment	0
Capitalized interests	1,042,045	853,832
Depreciation, property, plant and equipment	0	0
Others increase (decreased)	(1,189,435)	(779,982)
As of December	108,606,889	114,775,040
Assets under contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	114,775,040	102,094,511
Increase (decrease) through net exchange differences, property, plant and equipment	(720,676)	(716,066)
Impairment loss recognised in profit or loss, property, plant and equipment	0	164,887
Disposals, property, plant and equipment	0	0
As of December	108,606,889	114,775,040
Assets under contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	0	0
Increase (decrease) through net exchange differences, property, plant and equipment		0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Disposals, property, plant and equipment	0	0
As of December	0	0
Furniture, accesories and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of January	21,486,882	18,149,470
Additions	0	0
Additions for business combination		0
Transfers	10,802,816	12,571,079
Increase (decrease) through net exchange differences, property, plant and equipment	92,238
Capitalized interests	0	0
Depreciation, property, plant and equipment	(6,262,416)	(9,495,693)
Others increase (decreased)	(35,064)	792,760
As of December	25,289,521	21,486,882
Furniture, accesories and vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	70,251,593	60,844,400
Increase (decrease) through net exchange differences, property, plant and equipment	(379,481)	(63,653)
Impairment loss recognised in profit or loss, property, plant and equipment	(778,317)	(1,425,485)
Disposals, property, plant and equipment	(614,206)	(479,526)
As of December	79,120,713	70,251,593
Furniture, accesories and vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(48,764,711)	(42,694,930)
Increase (decrease) through net exchange differences, property, plant and equipment		252,389
Impairment loss recognised in profit or loss, property, plant and equipment	613,585	809,775
Disposals, property, plant and equipment	363,484	375,766
As of December	(53,831,192)	(48,764,711)
Assets under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
As of January	12,575,574	13,432,921
Additions	0	0
Additions for business combination		0
Transfers	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	519
Capitalized interests	0	0
Depreciation, property, plant and equipment	(43,108)	(235,007)
Others increase (decreased)	(138,391)	(620,991)
As of December	12,392,989	12,575,574
Assets under finance lease | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	13,926,785	16,447,490
Increase (decrease) through net exchange differences, property, plant and equipment	(1,605)	(1,927)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Disposals, property, plant and equipment	0	0
As of December	13,816,109	13,926,785
Assets under finance lease | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(1,351,211)	(3,014,569)
Increase (decrease) through net exchange differences, property, plant and equipment		578
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Disposals, property, plant and equipment	0	0
As of December	(1,423,120)	(1,351,211)
Under production vines
Disclosure of detailed information about property, plant and equipment [line items]
As of January	15,473,815	15,624,902
Additions	0	0
Additions for business combination		0
Transfers	588,317	1,378,189
Increase (decrease) through net exchange differences, property, plant and equipment	54,154
Capitalized interests	0	0
Depreciation, property, plant and equipment	(1,002,696)	(1,025,552)
Others increase (decreased)	59,875	0
As of December	14,890,745	15,473,815
Under production vines | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	29,436,746	29,639,562
Increase (decrease) through net exchange differences, property, plant and equipment	(100,852)	(100,704)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Disposals, property, plant and equipment	(521,685)	(1,480,301)
As of December	29,367,600	29,436,746
Under production vines | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(13,962,931)	(14,014,660)
Increase (decrease) through net exchange differences, property, plant and equipment		66,872
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Disposals, property, plant and equipment	339,817	1,010,409
As of December	(14,476,855)	(13,962,931)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	194,156,914	179,836,481
Additions	0	0
Additions for business combination		79,126
Transfers	43,963,753	40,559,020
Increase (decrease) through net exchange differences, property, plant and equipment	3,137,711
Capitalized interests	0	0
Depreciation, property, plant and equipment	(26,444,714)	(22,298,558)
Others increase (decreased)	1,048,528	1,960,728
As of December	205,529,895	194,156,914
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	453,735,402	428,398,944
Increase (decrease) through net exchange differences, property, plant and equipment	(10,260,723)	(9,794,457)
Impairment loss recognised in profit or loss, property, plant and equipment	(681,120)	(1,114,726)
Disposals, property, plant and equipment	(322,483)	(4,671,503)
As of December	485,770,049	453,735,402
Machinery and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(259,578,488)	(248,562,463)
Increase (decrease) through net exchange differences, property, plant and equipment		4,080,872
Impairment loss recognised in profit or loss, property, plant and equipment	609,546	1,045,213
Disposals, property, plant and equipment	322,483	4,474,718
As of December	$ (280,240,154)	$ (259,578,488)